Financial Assets and Liabilities - Summary of Available-for-Sale Financial Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Available-for-sale financial assets	$ 2,321	$ 1,997
Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Available-for-sale financial assets	$ 2,321	$ 1,997